Non-trading securities - Additional Information (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Schedule of available-for-sale securities [Line items]
Non-trading securities disposed	¥ 57,259	¥ 245,143	¥ 98,421	¥ 341,757
Non-trading securities realized gain	247	3,820	1,822	5,081
Total proceeds received from disposals	57,473	248,093	100,201	345,829
Non-trading securities realized loss	33	870	42	1,009
Non-trading equity securities [Member]
Schedule of available-for-sale securities [Line items]
Other-than-temporary impairment losses recognized	39	2,974	47	4,808
Non-trading debt securities [Member]
Schedule of available-for-sale securities [Line items]
Other-than-temporary impairment losses recognized	23		25
Other-than-temporary impairment losses recognized within other comprehensive income (loss)	¥ (60)	¥ 38	¥ (61)	¥ 376